Segment Report - Schedule of Segment Report (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Tax rate included in South Deep	29.00%	30.00%	30.00%
Equity Accounted Joint Venture	$ 177.5	$ 128.6	$ 0.0
Share of loss of associates after taxation included in other income	(13.1)	(1.3)	(2.3)
Revenue from the sale of copper	169.2	177.8	130.6
Profit on disposal of investments	0.0	0.0	2.3
Corporate and other [member] | Other income/cost [member]
Disclosure of operating segments [line items]
Share of loss of associates after taxation included in other income	(13.1)	(1.3)	(2.3)
Corporate related costs	31.4	$ 9.0	23.1
Profit on disposal of investments			$ 2.3
Asanko [member]
Disclosure of operating segments [line items]
Equity Accounted Joint Venture	$ 85.8